LOAN ID	Lien Position Confirmation
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Title Report Provided to Recovco
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
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Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
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Confirmed
Confirmed
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Confirmed
Confirmed
Confirmed
Confirmed
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Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed
Confirmed